Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Depreciation and amortization	₨ 6,742	₨ 6,111	₨ 5,627
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	3,892	3,269	3,078
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	2,813	2,773	2,507
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	₨ 37	₨ 69	₨ 42